Additional Information - Financial Statement Schedule- II (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 5,398,166	$ 3,127,348	$ 3,508,859
Charged to/ (Reducted from) Costs and Expenses	(18,096)	2,270,818	(180,039)
Write-off	(1,677,556)	0	(201,472)
Balance at End of Year	3,702,514	5,398,166	3,127,348
Allowance for prepaid advertising expenses [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	1,107,706	0	0
Charged to/ (Reducted from) Costs and Expenses	0	1,107,706	0
Write-off	(70,802)	0	0
Balance at End of Year	1,036,904	1,107,706	0
Allowance for prepaid expenses and current assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	605,445	127,192	127,653
Charged to/ (Reducted from) Costs and Expenses	(169,097)	478,253	(461)
Write-off	0	0	0
Balance at End of Year	436,348	605,445	127,192
Allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	35,657,594	30,287,901	20,170,712
Charged to/ (Reducted from) Costs and Expenses	(2,645,205)	5,369,693	10,117,189
Write-off	0	0	0
Balance at End of Year	$ 33,012,389	$ 35,657,594	$ 30,287,901